Taxation - Schedule of Taxes on items Recognized in other Comprehensive (loss) income or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Deferred tax (benefit) expense on remeasurement on defined benefit pension plans	$ (43)	$ 58
Deferred tax benefit on share of other comprehensive loss in equity method investments		(23)
Employee benefits [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax (benefit) expense on remeasurement on defined benefit pension plans	(43)	58
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (benefit) on share-based payments	28	(21)
Current tax benefit on share-based payments	$ (4)	$ (18)